T. ROWE PRICE Retirement Balanced I Fund - I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 57.4%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  112,253 19,006 18,505 21,898,230 101,608
New Income Fund  84,212 10,227 11,561 9,789,266 79,097
International Bond Fund (USD
Hedged)  30,211 5,670 3,668 3,594,945 28,724
Emerging Markets Bond Fund  20,061 5,636 2,670 2,633,203 22,461
Dynamic Global Bond Fund  23,812 5,163 5,031 2,502,697 21,223
High Yield Fund  19,019 3,473 2,014 3,483,017 19,714
U.S. Treasury Long-Term Index
Fund  14,931 5,357 2,453 2,067,964 16,709
Floating Rate Fund  13,106 1,579 5,014 1,082,556 9,905
Total Bond Mutual Funds (Cost $337,354) 299,441
EQUITY MUTUAL FUNDS 39.0%
T. Rowe Price Funds:
Value Fund  39,486 6,831 9,614 881,977 33,894
Growth Stock Fund (2) 30,777 6,952 4,735 477,282 32,011
Equity Index 500 Fund  27,228 10,353 14,929 193,735 20,270
Overseas Stock Fund  16,130 4,558 2,840 1,558,911 17,896
International Value Equity Fund  16,818 2,690 4,504 1,032,096 15,172
International Stock Fund  14,528 2,136 2,078 859,198 14,856
Real Assets Fund  8,614 3,237 1,224 731,000 10,095
U.S. Large-Cap Core Fund  4,140 7,000 908 338,411 9,990
Mid-Cap Value Fund  8,341 1,713 1,355 263,088 8,048
Mid-Cap Growth Fund  7,385 1,264 863 84,545 7,993
U.S. Equity Research Fund  5,993 2,092 749 191,088 7,210
Emerging Markets Discovery
Stock Fund  6,004 1,610 753 531,658 6,625
Small-Cap Stock Fund  4,895 1,165 594 99,967 5,545
Emerging Markets Stock Fund  5,597 704 604 152,747 5,348
Small-Cap Value Fund  5,355 731 854 99,072 5,140
New Horizons Fund (2) 3,005 495 455 64,546 3,282
Total Equity Mutual Funds (Cost $199,095) 203,375
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  66 10,142 10,159 500 50
Total Other Mutual Funds (Cost $49) 50

T. ROWE PRICE Retirement Balanced I Fund - I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 5,216 30,942 17,215 18,943,362 18,943
Total Short-Term Investments (Cost $18,943) 18,943
Total Investments in Securities 100.0%
(Cost $555,441) $ 521,809
Other Assets Less Liabilities (0.0)% (153)
Net Assets 100.0% $ 521,656
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced I Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 2,273 $ (2,721) $ 587
Emerging Markets Bond Fund  (683) (566) 987
Emerging Markets Discovery Stock Fund  (165) (236) 234
Emerging Markets Stock Fund  (83) (349) 109
Equity Index 500 Fund  1,752 (2,382) 307
Floating Rate Fund  (280) 234 568
Growth Stock Fund  (856) (983) —
High Yield Fund  (272) (764) 973
International Bond Fund (USD Hedged)  1,717 (3,489) 509
International Stock Fund  (308) 270 232
International Value Equity Fund  (319) 168 600
Limited Duration Inflation Focused Bond Fund  (227) (11,146) 7,249
Mid-Cap Growth Fund  25 207 24
Mid-Cap Value Fund  814 (651) 122
New Horizons Fund  (6) 237 —
New Income Fund  (1,720) (3,781) 2,006
Overseas Stock Fund  (399) 48 539
Real Assets Fund  (106) (532) 276
Small-Cap Stock Fund  89 79 42
Small-Cap Value Fund  118 (92) 58
Transition Fund  51 1 7
U.S. Equity Research Fund  (93) (126) 91
U.S. Large-Cap Core Fund  182 (242) 86
U.S. Treasury Long-Term Index Fund  (937) (1,126) 380
Value Fund  963 (2,809) 695
U.S. Treasury Money Fund, 4.61% — — 366
Totals $ 1,530# $ (30,751) $ 17,047+
# Capital gain distributions from underlying Price funds represented $10,915 of the net realized gain (loss).
+ Investment income comprised $17,047 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced I Fund - I Class
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Balanced I Fund – I Class (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Balanced I Fund - I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement Balanced I Fund - I Class

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R422-054Q3 02/23